Loan Principal and Financing Service Fee Receivables - Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	¥ 1,528,852,901	$ 234,306,958	¥ 585,335,201
Adjustment due to the adoption of ASC 326	13,023,667	1,995,964
Additions	1,434,446,417	219,838,531	2,159,235,919
Charge-offs	(2,127,088,049)	(325,990,505)	(1,215,718,219)
Balance at the end of the year	849,234,936	$ 130,150,948	1,528,852,901
Evaluated for impairment on a portfolio basis	849,234,936		1,528,852,901	$ 130,150,948
Loan Principal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	1,502,171,991		568,224,324
Adjustment due to the adoption of ASC 326	13,023,667
Additions	1,448,967,890		2,149,665,886
Charge-offs	(2,127,088,049)		(1,215,718,219)
Balance at the end of the year	837,075,499		1,502,171,991
Evaluated for impairment on a portfolio basis	837,075,499		1,502,171,991
Financing Service Fee Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	26,680,910		17,110,877
Additions	(14,521,473)		9,570,033
Balance at the end of the year	12,159,437		26,680,910
Evaluated for impairment on a portfolio basis	¥ 12,159,437		¥ 26,680,910